INCOME TAXES - Schedule of Income Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes [Abstract]
Applicable tax rate (percent)	24.00%	24.00%	24.00%
Profit before taxes	€ 2,063,635	€ 1,888,956	€ 1,602,354
Theoretical income tax expense	495,272	453,349	384,565
Permanent and other differences	(104,596)	(145,802)	(95,836)
Italian Regional Income Tax (IRAP)	70,332	50,408	48,912
Effect of changes in tax rates and tax regulations	653	938	961
Differences between foreign tax rates and the theoretical Italian tax rate and tax holidays	2,265	2,681	2,156
Taxes relating to prior years	(2,880)	(2,955)	2,276
Withholding tax on earnings	3,073	4,424	1,863
Total income tax expense	€ 464,119	€ 363,043	€ 344,897
Effective tax rate	22.50%	19.20%	21.50%